Unaudited Statement of Cash Flows - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss	$ 733,375	$ (6,674,151)	$ (7,664,815)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares		25,000
Net gain from investments held in Trust Account		(7,974)	(21,876)
Change in fair value of derivative warrant liabilities		5,458,920	6,341,080
Financing cost – derivative warrant liabilities		862,785
Changes in operating assets and liabilities:
Prepaid expenses		(443,165)	81,089
Accounts payable		5,497	64,255
Due to related party			1,135
Accrued expenses		47,238	(36,786)
Net cash used in operating activities		(725,850)	(1,235,918)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(375,000,000)
Net cash used in investing activity		(375,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party		300,000	440,000
Repayment of note payable to related party		(300,000)
Proceeds received from initial public offering, gross		375,000,000
Proceeds received from private placement		9,500,002
Offering costs paid		(7,952,821)
Net cash provided by financing activities		376,547,181	440,000
Net decrease in cash		821,331	(795,918)
Cash – beginning of the period			821,331
Cash – end of the period	25,413	821,331	25,413		$ 821,331
Conversion of notes payable to redeemable convertible preferred stock:
Offering costs included in accrued expenses		70,000
Deferred underwriting commissions in connection with the initial public offering		13,125,000
Initial value of Class A ordinary share subject to possible redemption		312,603,060
Change in value of Class A ordinary share subject to possible redemption		16,921,080	(7,664,820)
Xos, Inc. [Member]
Cash Flows from Operating Activities:
Net loss	(9,158,000)		(23,008,000)	$ (5,082,000)	(16,667,000)	$ (4,933,000)	$ (3,948,000)
Changes in operating assets and liabilities:
Depreciation	291,000		380,000	148,000	296,000	239,000	121,000
Interest on subscription receivable					(16,000)
Non-cash interest expense				1,319,000	1,712,000
Change in fair value of derivatives			(4,964,000)
Write-off of subscription receivable			379,000
Realized loss on extinguishment of debt			14,104,000
Change in fair value of derivative instruments					1,510,000
Stock-based compensation expense			3,000	8,000	12,000	279,000	2,000
Accounts receivable			(392,000)	(322,000)	(229,000)	(179,000)
Inventories			(4,941,000)	319,000	(297,000)	(1,252,000)	(317,000)
Other current assets			(1,697,000)	(315,000)
Other assets				(383,000)
Increase in other current assets					(41,000)	(17,000)	(29,000)
Accounts payable			(581,000)	(715,000)	(310,000)	759,000	719,000
Other current liabilities			564,000	983,000	1,692,000	2,890,000	448,000
Net cash used in operating activities			(20,153,000)	(4,040,000)	(12,338,000)	(2,214,000)	(3,004,000)
Cash Flows from Investing Activities:
Acquisition of property and equipment					(407,000)	(314,000)	(784,000)
Purchases of property and equipment			(702,000)	(143,000)
Net cash used in investing activity			(702,000)	(143,000)	(407,000)	(314,000)	(784,000)
Cash Flows from Financing Activities:
Convertible notes payable – gross borrowings					13,440,000	1,753,000	4,323,000
Equipment loans payable – gross borrowings					190,000		243,000
Equipment loans payable – gross payments					(152,000)	(74,000)
SAFE notes – gross borrowings					30,000
Proceeds from issuance of convertible preferred shares			31,757,000
Collection of subscription receivable on preferred shares			2,430,000
Proceeds from issuance of convertible notes				13,076,000
Principal payment of equipment loans			(77,000)	(40,000)
Proceeds from stock option exercises			3,000		10,000	8,000
Shares repurchased and retired					(3,000)
Proceeds from preferred equity					9,570,000
Net cash provided by financing activities			34,113,000	13,036,000	23,085,000	1,687,000	4,566,000
Net decrease in cash			13,258,000	8,853,000	10,340,000	(841,000)	778,000
Cash – beginning of the period			10,359,000	19,000	19,000	860,000	82,000
Cash – end of the period	$ 23,617,000	$ 10,359,000	23,617,000	8,872,000	10,359,000	19,000	860,000
Conversion of notes payable to redeemable convertible preferred stock:
Issuance of redeemable convertible preferred stock			34,918,000
Conversion of interest payable on convertible notes			2,453,000
Fair value adjustment of related party debt at conversion			3,763,000
Conversion of notes payable into preferred stock			$ 21,540,000
Redeemable warrant issued for redeemable convertible preferred shares					1,707,000
Redeemable convertible preferred shares issued and stock options exercised for subscription receivable					$ (2,446,000)	$ (364,000)